Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property and Equipment

Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Useful life
Office equipment	3 years
Electronic equipment	3 years
Vehicle	4 years
Laboratory equipment	5 years
Manufacturing equipment	10 years
Leasehold improvements	lesser of useful life or lease term

Liabilities Measured at Fair Value on Recurring Basis	Liabilities measured at fair value on a recurring basis as of December 31, 2016 are summarized below:
	Level 1	Level 2	Level 3
	$	$	$
Warrant liabilities	—	—	3,900,000

Binomial Model Assumptions to Estimate Fair Value of Warrant Liabilities

The Group used the binomial model to estimate the fair value of warrant liabilities using the following assumptions:

December 31, 2016
Risk-free rate of return	2.9%
Vesting date	April 1, 2016
Maturity date	December 31, 2021
Estimated volatility rate	70%
Exercise price	2.16
Fair value of underlying preferred shares	9.84

Suppliers Accounted for 10% or More of Research and Development Expenses

The following suppliers accounted for 10% or more of research and development expenses for the years ended December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015	2016	2017
	$	$	$
A	5,703,000	*	*
B	*	14,625,500	*
C	*	*	7,651,617
D	*	*	7,104,015